Share-Based Payments - Qualtric Rights (Details) € / shares in Units, € in Millions, shares in Millions, $ in Millions		12 Months Ended
	Jan. 23, 2019 $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 23, 2019 EUR (€) USD ($) € / shares shares
RSAs, RSUs, PSUs, and options
SHARE-BASED PAYMENTS
Unvested awards at the closing date of the Qualtrics acquisition | shares				24.7
Fair value				€ 793
Fair value allocated to consideration transferred				237
Fair value allocated to future services to be provided				€ 556
Unrecognized expense		€ 60	€ 225
RSAs, RSUs, PSUs, and options | Highest
SHARE-BASED PAYMENTS
Remaining vesting period	5 years
Remaining vesting period over expense will be recognized		3 years	4 years
RSAs and RSUs granted before 2018
SHARE-BASED PAYMENTS
Price per share used to calculate the award exchange | $ / shares	$ 35.00
Options granted before 2018
SHARE-BASED PAYMENTS
Price per share used to calculate the award exchange | $ / shares	35.00
RSUs, PSUs, and options granted in 2018 and thereafter
SHARE-BASED PAYMENTS
Price per share used to calculate the award exchange | $ / shares	$ 35.00
Period over which share price is calculated to determine exchange ratio	5 days
Price per share | (per share)	$ 103.75			€ 91.28
Equity Award Exchange Ratio				0.3373%
RSUs
SHARE-BASED PAYMENTS
Outstanding awards | $				6.1
Service period of RSU grant	2 years